Property, Plant and Equipment, Net - Borrowing Costs Capitalized and Capitalized Interest Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 3,068,591	₩ 3,154,412	₩ 2,519,219
Borrowing costs capitalized	31,295	29,653	22,775
Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 1,230,145	₩ 932,298	₩ 587,628
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	2.25%	3.14%	3.57%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	3.16%	3.18%	5.46%